TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax asset:
Operating loss carry forwards	$ 7,497	$ 6,137
Reserves and tax allowances	3,773	3,576
Total deferred taxes before valuation allowance	11,270	9,713
Valuation allowance	(10,625)	(9,211)
Net deferred tax assets	645	502
Deferred tax liabilities
Intangible assets	335	210
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	310	292
Foreign [Member]
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	$ 310	$ 292